FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
FAIR VALUE OF ASSETS AND LIABILITIES
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition

December 31, 2017	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	1,857,175	—	—	1,857,175
Restricted cash	1,805,693	—	—	1,805,693
Loans at fair value	—	—	791,681	791,681
Available-for-sale investments	34,753	928,500		963,253
Total Assets	3,697,621	928,500	791,681	5,417,802
Liabilities
Payable to investors at fair value	—	—	113,445	113,445
Total Liabilities	—	—	113,445	113,445

December 31, 2018	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	2,028,748	—	—	2,028,748
Restricted cash	102,163	—	—	102,163
Loans at fair value	—	—	1,075,097	1,075,097
Available-for-sale investments	82,465	750,000	—	832,465
Total Assets	2,213,376	750,000	1,075,097	4,038,473
Liabilities
Payable to investors at fair value	—	—	7,693	7,693
Total Liabilities	—	—	7,693	7,693

Summary of significant unobservable inputs

		December 31, 2017	December 31, 2018
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted- Average	Weighted- Average
Loans and payable to investors	Discount rates	12.0%	12.0%-16.4%
	Net cumulative expected loss rates (1)	9.9%-11.1%	9.9%-17.4%
	Cumulative prepayment rates (2)	13.6%	14.8%
(1)	Expressed as a percentage of the loan volume.
(2)	Expressed as a percentage of remaining principal of loans.

Schedule of additional information about Level 3 loans, payable to investors measured at fair value on a recurring basis

	Loans	Payable to investors
	RMB	RMB
Balance at December 31, 2016	371,033	418,686
Purchases of loans	752,801	—
Contribution from investors of Consolidated ABFE	—	197,730
Collection of principal	(270,278)	—
Interest and penalties received	—	50,294
Deductible expenses associated with the Consolidated ABFE operating	—	(8,691)
Principal and interest payments to investors of Consolidated ABFE	—	(522,823)
Change in fair value	(61,875)	(21,751)

Balance at December 31, 2017	791,681	113,445

Changes in fair value related to balance outstanding at December 31, 2017	(66,678)	(13,394)

	Loans	Payable to investors
	RMB	RMB
Balance at December 31, 2017	791,681	113,445
Purchases of loans	1,149,731	—
Collection of principal	(861,994)	—
Interest and penalties received	—	268,565
Deductible expenses associated with the Consolidated ABFE operating	—	(27,376)
Principal and interest payments to investors of Consolidated ABFE	—	(96,336)
Change in fair value	(4,321)	(250,605)

Balance at December 31, 2018	1,075,097	7,693

Changes in fair value related to balance outstanding at December 31, 2018	(3,545)	(250,171)